Farm Bureau Mutual Funds




FBL SERIES FUND, INC.



    SEMI-ANNUAL REPORT [LOGO]
    JANUARY 31, 1998


    INVESTMENT MANAGER AND
    PRINCIPAL UNDERWRITER


    FBL INVESTMENT ADVISORY
    SERVICES, INC.


    5400 UNIVERSITY AVENUE
    WEST DES MOINES, IA 50266


    1-800-247-4170 (OUTSIDE IOWA)
    1-800-422-3175 (IN IOWA)
          225-5586 (DES MOINES)




FARM BUREAU MUTUAL FUNDS

5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266


[LOGO] FARM BUREAU
       FINANCIAL SERVICES

       LIVING BESIDE YOU. WORKING FOR YOU.


       This report is not to be distributed unless preceded or accompanied by a prospectus.


737-027 (98)

PRESIDENT'S LETTER


Dear Shareholder:

     For the 6- and 12-month periods ended January 31, 1998, the S&P 500 was up 3.6% and 26.9%, respectively, on a total return basis. While the last 6 months have been relatively flat, the S&P 500 has had a phenomenal run, given the 37.5% and 23.0% returns of the prior two calendar years. The Dow Jones Industrial Average (DJIA) has followed a very similar path over the past three years. Obviously most of the market's 1997 gains were realized by just past mid-year. The DJIA hit a high of 8259 on August 6 and spent the duration of the year trading in a band of roughly 7500 to 8000, finishing the 12-month period at 7906.

     The bond market also produced substantial total returns as the benchmark 30-year Treasury rallied from a yield of 6.29% on July 31, 1997, to 5.81% by the end of January, 1998. Earlier in 1997, yields rose over 7% as investors focused on the rapid amount of employment growth. However, as the year progressed, employment growth failed to translate into visible signs of inflation, stimulating bond price gains. Later in the year, growing concern over the collapse of several Asian currencies fueled even larger gains in bond prices.

     The Federal Reserve has been inactive during the past 6 months and has made no rate changes following the one-quarter of 1% rate hike in March of 1997. Accordingly, the overall yield curve has flattened substantially. At the end of July, 1997, the spread between 3-month bills and 30-year bonds was 1.07%. By January 30, 1998, that spread had collapsed to 0.62%.

     The seeming paradox of strong growth and benign inflation continued during 1997. Even without the disinflationary, or possibly even deflationary, effects of the Asian crisis, domestic inflation has been very subdued. Inflation as measured by the Consumer Price Index was just 1.60% for the 12 months through January, 1998. The low level of inflation has surprised many forecasters, since capacity utilization and unemployment point towards constraint. After all, the service sector comprises a much larger portion of our economic growth compared to 20 years ago, and cheap Asian goods will have much less impact on this portion of our economy.

     The equity and fixed-income markets remain somewhat at odds. The bond market appears to be priced for continued disinflation, yet the stock market is priced for rapid profit growth. If the situation in Asia leads to further disinflation or deflation in the U.S., corporate profits will likely be impaired. While this may be good for bond prices, it may well be harmful to stock prices. If the impact from Asia is more benign and the U.S. economy continues to do well, bond prices are vulnerable.

     The fact is either scenario is possible. If policy errors are made, the Asian slowdown could become a global event. If handled properly, it may prove to be a more localized phenomenon and less harmful to the U.S. Accordingly, we urge investors to focus their asset allocation decisions on longer-term historic norms and not the shorter-term dynamics that we have observed over the past few years. The crisis in Asia is a reminder that risk is the constant companion of return. Investors need to evaluate both their own tolerance for risk and the fundamental risk characteristics of the asset classes in which they invest.

     For the actively managed FBL Series Fund Portfolios (those other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. The following paragraphs describe how we are currently striking balance between risk and potential return for the various Portfolios:

     VALUE GROWTH: The longest bull market in history roared on last year, and to the surprise of stock market pundits, the year turned out to be much better than almost anyone expected. Of course, even the most daring market prognosticators did not stick their necks out and say, "Standard & Poor's Composite Index of 500 stocks will rise 33.4% over the next twelve months."

     Much of the rise in the overall stock market in the first half of the year was driven by technology stocks, which the Portfolio did not own in a meaningful way. The Value Growth Portfolio did not participate in the recent strength of the S&P 500 and large capitalization stocks. A key reason that we did not fully participate in the market's run-up is because of our long-stated strategy of low-risk investing. When matched against other portfolios, our Portfolio has historically turned in its best comparative performance when markets fall or are flat. And according to SALOMON SMITH BARNEY RESEARCH, the large capitalization stocks did much better than the smaller to mid-capitalization stocks.

     Small cap stocks (largely what the Value Growth Portfolio owns) are generally considered likely to provide higher returns than large cap stocks over periods of time because small growth companies can sometimes grow into mighty WalMarts and provide spectacular returns. Our investments are almost evenly divided between stocks with market capitalization above and below a billion dollars. The range of our investments makes it difficult for those who track portfolios to pigeon hole the Value Growth Portfolio. We continue to carry cash reserves of approximately 30% and see our primary role as preserving the capital you have entrusted to us.

     We continue to believe that the growing disparity of performance between the large cap and small cap market sectors will reverse and our patience will be rewarded. Our equity holdings in the Value Growth Portfolio are still valued well below both the market and their intrinsic business value. Many of our smaller companies might prove to be attractive acquisitions in this merger-dominated market. We do not think that is the case with the "over-valued" and "over-owned" S&P 500. In fact, according to a recent report in BERNSTEIN
RESEARCH: "The risk of broad-based investor disappointments has rarely been higher."

     We are not economists, but inflation is low and the economy is growing at a modest rate. We are comfortable with what we own as we have a mix of good businesses at reasonable prices and out-of-favor stocks that will respond to any favorable news. We know we cannot predict short-, or even medium-term market movements, but we do know that if we are investing for our retirement or for our children's education, and if we can ignore the daily reports of boom or bust, we should be able to reach our goals over the long-term.

     Our goal for 1998 is to continue to seek out under-valued securities and increase the number of holdings from 25 to approximately 50. This should improve our already "low risk" profile. We intend to be invested in stocks that sell at a significant discount to their intrinsic business value. The FORBES February 9, 1998, issue contains an article entitled "The Wallflower Strategy," in which the Value Growth Portfolio of FBL Series Fund, Inc. was spotlighted as one of the eight best buys in small-cap value funds as of December 30, 1997. Selections were based on expenses and risk-adjusted performance of portfolios with at least five years' experience and $50 million in assets.

     The article does a credible job of identifying the characteristics of growth and value philosophies, including the statement, "When growth stocks produce disappointment, they get hammered for both the disappointment and for losing their growth aura. If they do well, it's only what you have already paid for. With value stocks, most surprises are on the upside because nobody expects much from them." We will continue to adhere to our value strategy in an over-valued market.

     HIGH GRADE BOND: Treasury yields declined around 50 basis points across the maturity curve during the six-month period ended January 30, 1998. For example, the 2-, 10- and 30-year Treasury issues yielded 5.72%, 6.01% and 6.30% respectively, as of July 31, 1997, and 5.31%, 5.51% and 5.81% as of January 30, 1998.

     At the present time, the yield curve is very flat with the 10-year Treasury yielding about the same as the short term Federal Funds rate of 5.50%. Because the market is already pricing in an imminent reduction in the short-term rates by the Federal Reserve, the market could sell off if the Federal Reserve holds rates steady. Given the cross-currents of a strong domestic economy on the one hand and low current inflation rates and the Asian economic crisis on the other we feel the Federal Reserve will be on hold for at least several more months. Based on this outlook, we will continue to maintain the Funds duration at a level below the Lehman Brothers Aggregate Index. Because of this our returns should continue to lag those of more aggressive funds in both up and down markets.

     HIGH YIELD BOND: During the past six months, the high yield bond market continued to outperform the high grade corporate bond market. This out-performance was mainly due to the higher current yield on high yield bonds as yield spreads were generally unchanged over this period. Yield spreads continue to remain at historically narrow levels as investors have taken comfort in the current historically low default rate on high yield bonds, the strong domestic economy and a vibrant equity market.

     We continue to feel that much, if not all of the positive news is priced into this market. Because of this our focus will continue to be on adding higher rated non-investment grade, as well as investment grade, issues to the Portfolio.

     MANAGED: The Managed Portfolio continues to seek securities offering high income with modest growth potential, which is evidenced by its high ratio of net income to average net assets, or yield, as compared to the S&P 500 for the last five years:

                                  MANAGED     S&P 500
                                  -------     -------

                          1997     3.48%       2.11%
                          1996     3.47%       2.54%
                          1995     4.86%       2.91%
                          1994     4.42%       2.82%
                          1993     4.54%       2.83%

     This Portfolio uses a value philosophy, but concentrates on securities that produce an income stream approximately twice that of the S&P 500, which is currently yielding a mere 1.6%. We continue to achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles and corporate bonds.

     We have added to our convertible securities in the energy area. The recent sell-off in energy stocks, due to the drop in the price of oil, does not accurately reflect the world's long-term demand for oil and gas. We have taken advantage of these depressed prices and purchased convertibles in the oil service sector, notably Parker Drilling, EVI, Inc., Diamond Offshore Drilling and Halter Marine. The income yields of 3-6% on these convertibles should afford reasonable downside protection, while giving us an opportunity to participate on the upside as the current negativism hanging over the industry dissipates. We remain alert for opportunities.

     The February 2, 1998, BUSINESS WEEK article, entitled "The Best Mutual Funds," lists the Managed Portfolio of FBL Series Fund, Inc. as one of the equity mutual funds having made the "A" list for delivering the best risk-adjusted returns over the past five years (as of December 31, 1997). The article:

     * Recognizes that the market has become riskier and highlights those funds that take management of volatility, as well as performance, into consideration. This approach is preferred as compared to simply considering returns.

     * Contains a list featuring all equity funds grouped together to include domestic hybrid (Managed is classified this way), as well as small- and large-cap stocks. It is important to keep in mind that the five-year time period reviewed was one from a very strong equity market. We are pleased that the media and investing public are embracing the concept of risk-adjusted returns.

     MONEY MARKET: Money market rates have remained stable due to the inactivity by the Federal Open Market Committee (FOMC) on the Federal Funds Rate. In March, the rate was raised .25% to 5.50% because the FOMC felt the U.S. economy was very strong and tending toward inflationary. However, inflationary measures during the year were low, despite low unemployment and strong capacity utilization. Spreads between long-term rates and short-term rates declined as long-term investors purchased bonds. The Portfolio continues to invest in commercial paper from high-grade corporations, discount notes from federal agencies and U.S. Treasury obligations with an average maturity of 30-60 days.

     BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.




                                          /s/ Edward M. Wiederstein

                                          EDWARD M. WIEDERSTEIN
                                          PRESIDENT


March 13, 1998

FBL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1998
(UNAUDITED)

                                                                                         HIGH
                                                                  VALUE GROWTH        GRADE BOND
                                                                   PORTFOLIO           PORTFOLIO
                                                               -----------------   ----------------
ASSETS
Investments in securities, at value (cost -$114,671,019;
  $10,812,518; $10,010,140; $42,909,519; $3,088,148
  and $22,470,444, respectively) ...........................     $ 112,989,764       $ 11,360,518
Cash .......................................................             7,909             40,237
Receivables:
 Accrued dividends and interest ............................           181,890            172,455
 Investment securities sold ................................         1,759,484              9,671
Prepaid expense and other assets ...........................               133                 12
                                                                 -------------       ------------
Total Assets ...............................................     $ 114,939,180       $ 11,582,893
                                                                 =============       ============
LIABILITIES AND NET ASSETS
Liabilities:
 Portfolio securities purchased ............................     $      73,060
 Capital stock purchased. ..................................             5,583       $        977
 Payable to FBL Investment Advisory Services, Inc. .........            33,788              5,429
 Dividends payable .........................................                               48,741
 Accrued expenses ..........................................            48,808             13,105
                                                                 -------------       ------------
Total Liabilities ..........................................           161,239             68,252
Net assets applicable to outstanding capital stock .........       114,777,941         11,514,641
                                                                 -------------       ------------
Total Liabilities and Net Assets ...........................     $ 114,939,180       $ 11,582,893
                                                                 =============       ============
NET ASSET VALUE PER SHARE
Class A: Net Assets ........................................     $ 109,439,366       $ 10,219,921
   Shares issued and outstanding ...........................         8,380,320            963,998
   Net asset value per share. ..............................     $       13.06       $      10.60
                                                                 =============       ============
Class I: Net Assets. .......................................     $   5,338,575       $  1,294,720
   Shares issued and outstanding ...........................           409,257            122,123
   Net asset value per share ...............................     $       13.04       $      10.60
                                                                 =============       ============

SEE ACCOMPANYING NOTES.

                             [WIDE TABLE CONTINUED]

         HIGH
      YIELD BOND           MANAGED        MONEY MARKET        BLUE CHIP
       PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
   ----------------   ----------------   --------------   ----------------
     $ 10,386,474       $ 45,054,120      $ 3,088,148       $ 34,445,492
          283,844             15,164           18,675             67,808

          242,316            223,496            4,598             36,128

               11                 44            4,284                 27
     ------------       ------------      -----------       ------------
     $ 10,912,645       $ 45,292,824      $ 3,115,705       $ 34,549,455
     ============       ============      ===========       ============

                        $      3,575      $       768       $      5,425
     $      6,753             17,236            2,677             18,204
           54,588                               9,303
           11,392             19,585            7,247             17,264
     ------------       ------------      -----------       ------------
           72,733             40,396           19,995             40,893
       10,839,912         45,252,428        3,095,710         34,508,562
     ------------       ------------      -----------       ------------
     $ 10,912,645       $ 45,292,824      $ 3,115,705       $ 34,549,455
     ============       ============      ===========       ============

     $  9,459,405       $ 42,626,929      $ 2,480,880       $ 31,842,384
          899,055          3,262,726        2,480,880            872,179
     $      10.52       $      13.07      $      1.00       $      36.51
     ============       ============      ===========       ============
     $  1,380,507       $  2,625,499      $   614,830       $  2,666,178
          131,269            200,954          614,830             72,995
     $      10.52       $      13.07      $      1.00       $      36.53
     ============       ============      ===========       ============


FBL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998
(UNAUDITED)

                                                                                 HIGH
                                                             VALUE GROWTH     GRADE BOND
                                                               PORTFOLIO      PORTFOLIO
                                                           ----------------   ----------
INVESTMENT INCOME
Dividends ..............................................    $     576,975     $ 16,088
Interest . .............................................        1,147,099      376,752
                                                            -------------     --------
Total Investment Income ................................        1,724,074      392,840
EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
 Investment advisory and management fees ...............          292,243       21,213
 Transfer and dividend disbursing agent fees ...........           96,903       14,786
 Distribution fees .....................................          289,610       25,592
 Administrative service fees . .........................          144,805       12,796
 Accounting fees .......................................           29,224        2,651
Custodian fees .........................................            8,280        3,212
Legal fees .............................................            6,581          974
Directors' fees and expenses ...........................            1,157          103
Reports to shareholders ................................           15,242        1,068
Registration fees ......................................           21,200        3,113
Miscellaneous ..........................................           25,595        5,071
                                                            -------------     --------
Total Expenses .........................................          930,840       90,579
Expense Reimbursement ..................................
                                                            -------------     --------
Net Expenses ...........................................          930,840       90,579
                                                            -------------     --------
Net Investment Income ..................................          793,234      302,261
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain from investment transactions .........        8,896,077       13,467
Change in unrealized appreciation/depreciation
 of investments . ......................................      (11,396,980)      92,947
                                                            -------------     --------
Net Gain (Loss) on Investments .........................       (2,500,903)     106,414
                                                            -------------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations ............................................    $  (1,707,669)    $408,675
                                                            =============     ========

SEE ACCOMPANYING NOTES.

                             [WIDE TABLE CONTINUED]

       HIGH
    YIELD BOND       MANAGED       MONEY MARKET      BLUE CHIP
     PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
   ------------   -------------   --------------   -------------
     $ 24,711     $635,851                          $  241,786
      378,749      519,079           $ 75,448           77,978
     --------     ---------          --------       ----------
      403,460    1,154,930             75,448          319,764

       26,752      131,402              3,367           39,197
       17,899       61,717              7,552           47,294
       23,374      108,142              6,281           77,081
       11,687       54,071              3,140           38,540
        2,432       10,950                672            7,839
        2,935        3,689              2,707            4,069
        1,007        3,710                227            3,318
          105          427                 25              301
          953        4,283                257            3,128
        2,619       10,137              2,330            9,066
        4,616       10,776              1,464            5,710
     --------     ---------          --------       ----------
       94,379      399,304             28,022          235,543
                                       (4,281)
     --------     ---------          --------       ----------
       94,379      399,304             23,741          235,543
     --------     ---------          --------       ----------
      309,081      755,626             51,707           84,221


       26,741      165,753                              25,498
       87,954     (623,702)                           (456,097)
     --------     ---------          --------       ----------
      114,695     (457,949)                           (430,599)
     --------     ---------          --------       ----------

     $423,776     $297,677           $ 51,707       $ (346,378)
     ========     =========          ========       ==========


FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              VALUE GROWTH
                                                                               PORTFOLIO
                                                                  ------------------------------------
                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                   JANUARY 31, 1998        JULY 31,
                                                                      (UNAUDITED)            1997
                                                                  ------------------   ---------------
OPERATIONS
Net investment income .........................................     $     793,234      $  1,185,220
Net realized gain (loss) from investment transactions .........         8,896,077        10,703,882
Change in unrealized appreciation/depreciation
 of investments ...............................................       (11,396,980)        7,399,282
                                                                    -------------      -------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations ..............................................        (1,707,669)       19,288,384
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net investment income
  Class A .....................................................        (1,221,221)       (1,089,763)
  Class I .....................................................           (27,684)
Distribution in excess of net investment income
  Class A .....................................................
  Class I .....................................................
Net realized gain from investment transactions
  Class A .....................................................       (16,508,569)      (11,584,328)
  Class I .....................................................          (353,089)
Distribution in excess of net realized gain from
 investment transactions
  Class A .....................................................
  Class I .....................................................
                                                                    -------------      -------------
Total Distributions ...........................................       (18,110,563)      (12,674,091)
CAPITAL SHARE TRANSACTIONS ....................................        21,610,996        19,837,007
                                                                    -------------      -------------
Total Increase (Decrease) in Net Assets .......................         1,792,764        26,451,300
NET ASSETS
Beginning of period ...........................................       112,985,177        86,533,877
                                                                    -------------      -------------
End of period (including undistributed
 net investment income as set forth below) ....................     $ 114,777,941      $112,985,177
                                                                    =============      =============
Undistributed Net Investment Income ...........................     $     133,892      $    589,563
                                                                    =============      =============

SEE ACCOMPANYING NOTES.

                             [WIDE TABLE CONTINUED]

          HIGH GRADE BOND                       HIGH YIELD BOND
             PORTFOLIO                             PORTFOLIO
------------------------------------   ----------------------------------
 SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
 JANUARY 31, 1998        JULY 31,       JANUARY 31, 1998       JULY 31,
    (UNAUDITED)            1997            (UNAUDITED)           1997
------------------   ---------------   ------------------   -------------
   $   302,261        $   562,752         $   309,081        $  564,387
        13,467             (9,430)             26,741            94,434
        92,947            330,826              87,954           399,538
   -----------        -----------         -----------        ----------
       408,675            884,148             423,776         1,058,359
      (290,786)          (562,752)           (295,620)         (564,387)
       (11,475)                               (13,461)
                                              (65,632)          (91,491)
                                               (6,891)
   -----------        -----------         -----------        ----------
      (302,261)          (562,752)           (381,604)         (655,878)
     1,157,837            806,820           1,642,079         1,403,816
   -----------        -----------         -----------        ----------
     1,264,251          1,128,216           1,684,251         1,806,297
    10,250,390          9,122,174           9,155,661         7,349,364
   -----------        -----------         -----------        ----------
   $11,514,641        $10,250,390         $10,839,912        $9,155,661
   ===========        ===========         ===========        ==========
   $         0        $         0         $         0        $        0
   ===========        ===========         ===========        ==========


FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                MANAGED
                                                                               PORTFOLIO
                                                                  ------------------------------------
                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                   JANUARY 31, 1998        JULY 31,
                                                                      (UNAUDITED)            1997
                                                                  ------------------   ---------------
OPERATIONS
Net investment income .........................................      $    755,626      $ 1,177,452
Net realized gain (loss) from investment transactions .........           165,753        2,864,737
Change in unrealized appreciation/depreciation
 of investments ...............................................          (623,702)       1,762,964
                                                                     ------------      ------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations ..............................................           297,677        5,805,153
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net investment income
  Class A .....................................................          (644,552)      (1,173,550)
  Class I .....................................................            (6,468)
Distribution in excess of net investment income
  Class A .....................................................
  Class I .....................................................
Net realized gain from investment transactions
  Class A .....................................................        (2,240,685)      (2,710,983)
  Class I .....................................................           (50,937)
Distribution in excess of net realized gain from
 investment transactions
  Class A .....................................................          (570,038)
  Class I .....................................................           (12,959)
                                                                     ------------      ------------
Total Distributions ...........................................        (3,525,639)      (3,884,533)
CAPITAL SHARE TRANSACTIONS ....................................         7,486,367       11,603,627
                                                                     ------------      ------------
Total Increase (Decrease) in Net Assets .......................         4,258,405       13,524,247
NET ASSETS
Beginning of period ...........................................        40,994,023       27,469,776
                                                                     ------------      ------------
End of period (including undistributed
 net investment income as set forth below) ....................      $ 45,252,428      $40,994,023
                                                                     ============      ============
Undistributed Net Investment Income . .........................      $    108,996      $     4,390
                                                                     ============      ============

SEE ACCOMPANYING NOTES.

                             [WIDE TABLE CONTINUED]

           MONEY MARKET                            BLUE CHIP
             PORTFOLIO                             PORTFOLIO
-----------------------------------   ------------------------------------
 SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
 JANUARY 31, 1998       JULY 31,       JANUARY 31, 1998        JULY 31,
    (UNAUDITED)           1997            (UNAUDITED)            1997
------------------   --------------   ------------------   ---------------
    $   51,707         $   91,101        $    84,221        $   100,574
                                              25,498              5,998
                                            (456,097)         7,741,835
    ----------         ----------        -----------        -----------
        51,707             91,101           (346,378)         7,848,407
       (47,595)           (91,101)          (127,959)           (90,090)
        (4,112)                               (1,109)
                                             (11,355)
                                              (3,721)
                                             (22,251)          (184,842)
                                                (681)
    ----------         ----------        -----------        -----------
       (51,707)           (91,101)          (167,076)          (274,932)
       629,994            (85,838)         5,158,590          7,648,725
    ----------         ----------        -----------        -----------
       629,994            (85,838)         4,645,136         15,222,200
     2,465,716          2,551,554         29,863,406         14,641,206
    ----------         ----------        -----------        -----------
    $3,095,710         $2,465,716        $34,508,542        $29,863,406
    ==========         ==========        ===========        ===========
    $        0         $        0        $   (15,056)       $    44,847
    ==========         ==========        ===========        ===========


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                              SHARES
                                                                HELD             VALUE
                                                          ---------------   ---------------
COMMON STOCKS (64.70%)
----------------------
 CHEMICALS AND ALLIED PRODUCTS (1.08%)
 Praxair ............................................         30,000         $  1,243,125
 COMMUNICATIONS (0.83%)
 ADC Telecommunications .............................         50,000 (1)          950,000
 ELECTRIC, GAS AND SANITARY SERVICES (5.02%)
 Citizens Utilities Co., Class B ....................        163,325            1,551,588
 Matrix Service Co. .................................        701,400 (1)        4,208,400
                                                                             ------------
                                                                                5,759,988
 ELECTRONICS & OTHER ELECTRIC EQUIPMENT (8.60%)
 Applied Materials ..................................        170,000 (1)        5,578,125
 DSC Communications .................................         91,000 (1)        1,820,000
 Novell, Inc. .......................................        350,000 (1)        2,471,875
                                                                             ------------
                                                                                9,870,000
 FORESTRY (4.34%)
 Weyerhaeuser Co. ...................................        100,100            4,986,231
 INDUSTRIAL MACHINERY & EQUIPMENT (2.62%)
 NCR Corporation ....................................        100,000 (1)        3,006,250
 INSTRUMENTS & RELATED PRODUCTS (8.09%)
 Allied Healthcare Products .........................        390,000 (1)        2,827,500
 Pall Corp. .........................................        176,825            3,525,448
 US Surgical Corp. ..................................        102,480            2,927,085
                                                                             ------------
                                                                                9,280,033
 INSURANCE CARRIER (1.22%)
 Acceptance Insurance Group Companies, Inc. .........         59,250 (1)        1,399,781
 METAL MINING (1.37%)
 Glamis Gold, Ltd. ..................................        364,400            1,571,475
 MISCELLANEOUS MANUFACTURING INDUSTRIES (5.28%)
 Hexcel Corp. .......................................         30,000 (1)          729,375
 Spectra-Physics Lasers, Inc. .......................         15,420 (1)          213,953
 W.H. Brady Co., Class A . ..........................        172,000            5,117,000
                                                                             ------------
                                                                                6,060,328
 NONDEPOSITORY INSTITUTION (0.44%)
 Berkshire Hathaway, Inc. ...........................             10 (1)          503,000


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)


                                                                      SHARES
                                                                       HELD              VALUE
                                                                ------------------   -------------
 OIL AND GAS EXTRACTION (12.78%)
 Apache Corp. ...............................................       100,000          $3,312,500
 Burlington Resources .......................................       100,000           4,275,000
 Global Marine Corp .........................................       140,000 (1)       3,211,250
 Offshore Logistics. ........................................       100,000 (1)       1,737,500
 Pride International, Inc. ..................................       100,000 (1)       2,131,250
                                                                                     ----------
                                                                                     14,667,500
 PAPER AND ALLIED PRODUCTS (2.91%)
 Minnesota Mining and Manufacturing Company .................        40,000           3,340,000
 PETROLEUM AND COAL PRODUCTS (1.90%)
 Texaco, Inc ................................................        42,000           2,186,625
 TRANSPORTATION EQUIPMENT (2.19%)
 Harley-Davidson, Inc. ......................................       100,000           2,512,500
 WHOLESALE TRADE -- DURABLE GOODS (2.13%)
 TBC Corporation ............................................       268,100 (1)       2,446,413
 WHOLESALE TRADE -- NONDURABLE GOODS (3.90%)
 Fleming Companies, Inc. ....................................       100,000           1,506,250
 Howell Corp. ...............................................       201,930           2,965,847
                                                                                     ----------
                                                                                      4,472,097
                                                                                     ----------
Total Common Stocks .........................................                        74,255,346
PREFERRED STOCK (1.51%)
-----------------------
 WATER TRANSPORTATION
 Sea Containers, Ltd., Convertible ..........................        32,950           1,738,113

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                 -----------
SHORT-TERM INVESTMENTS (32.23%)
-------------------------------
 COMMERCIAL PAPER (13.79%)
 American General Finance, 5.72%, due 2/05/98 ...............   $ 2,000,000           2,000,000
 American General Finance, 5.44%, due 3/03/98 ...............     2,500,000           2,500,000
 Ford Motor Credit Corp., 5.52%, due 2/20/98 ................     2,725,000           2,725,000
 General Electric Capital Corp., 5.81%, due 2/02/98 .........     1,900,000           1,900,000
 General Electric Capital Corp., 5.88%, due 2/02/98 .........     2,000,000           2,000,000
 Norwest Financial, Inc., 5.51%, due 3/12/98 ................     3,000,000           3,000,000
 Norwest Financial, Inc., 5.65%, due 3/25/98. ...............     1,700,000           1,700,000
                                                                                     ----------
                                                                                     15,825,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       PRINCIPAL
                                                                         AMOUNT           VALUE
                                                                     -------------   ---------------
 MONEY MARKET MUTUAL FUND (2.43%)
 Dreyfus Treasury Cash Management, Class A .......................   $2,796,487      $  2,796,487
 UNITED STATES GOVERNMENT AGENCIES (16.01%)
 Federal Home Loan Bank., due 3/18/98 ............................    1,200,000         1,191,838
 Federal Home Loan Mortgage Corp., due 2/12/98 ...................    1,750,000         1,746,838
 Federal Home Loan Mortgage Corp., due 2/27/98 ...................    5,000,000         4,979,831
 Federal Home Loan Mortgage Corp., due 3/09/98 ...................    3,700,000         3,679,631
 Federal Home Loan Mortgage Corp., due 3/31/98 ...................    1,800,000         1,784,151
 Federal National Mortgage Assoc., due 2/10/98 ...................    5,000,000         4,992,529
                                                                                     ------------
                                                                                       18,374,818
                                                                                     ------------
Total Short-Term Investments .....................................                     36,996,305
                                                                                     ------------
Total Investments (98.44%) .......................................                    112,989,764
OTHER ASSETS LESS LIABILITIES (1.56%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities .........                      1,788,177
                                                                                     ------------
Total Net Assets (100.00%) .......................................                   $114,777,941
                                                                                     ============

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                                         SHARES
                                                                          HELD              VALUE
                                                                    ----------------   --------------
PREFERRED STOCK (4.10%)
-----------------------
 DEPOSITORY INSTITUTION
 New Plan Realty Trust ..........................................          9,000       $   471,960

                                                                       PRINCIPAL
                                                                         AMOUNT
                                                                        --------
CORPORATE BONDS (61.49%)
------------------------
 COMMUNICATIONS (3.10%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27 .........      $ 300,000           356,883
 DEPOSITORY INSTITUTIONS (8.58%)
 First Bank, N.A., 6.25%, due 8/15/05 ...........................        450,000           451,274
 J. P. Morgan & Co., 7.25%, due 10/01/10 ........................        350,000           352,387
 Midland America Capital Corp., 12.75%, due 11/15/03 ............        175,000           184,266
                                                                                       -----------
                                                                                           987,927
 ELECTRIC, GAS AND SANITARY SERVICES (17.70%)
 Narragansett Electric Co., 9.125%, due 5/01/21 .................        450,000           506,538
 New England Power Co., 8.00%, due 8/01/22 ......................        400,000           440,180
 Oglethorpe Power, 6.974,%, due 6/30/11 .........................        700,000           720,643
 Western Penn Power, 7.875%, due 12/01/04 .......................        360,000           371,412
                                                                                       -----------
                                                                                         2,038,773
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.18%)
 Harris Corp., 7.75%, due 12/15/01 ..............................        250,000           250,583
 FOOD AND KINDRED PRODUCTS (1.20%)
 Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17 .............        133,000           137,876
 GENERAL MERCHANDISE STORE (3.83%)
 J.C. Penny & Co., 8.25%, due 8/15/22 ...........................        400,000           441,280
 HOLDING AND OTHER INVESTMENT OFFICES (6.40%)
 Federal Realty Investment Trust, 8.875%, due 1/15/00 ...........        350,000           369,233
 Meditrust, 7.60%, due 9/13/05 ..................................        350,000           367,892
                                                                                       -----------
                                                                                           737,125
 INSURANCE CARRIER (3.98%)
 Torchmark Corp., 8.625%, due 3/01/17 ...........................        440,000           457,868
 NONDEPOSITORY INSTITUTION (2.69%)
 Household Finance Co., 7.30%, due 7/30/17 ......................        440,000           310,434
 OIL & GAS EXTRACTION (2.21%)
 Burlington Resources, Inc., 9.125%, due 10/01/21 ...............        200,000           254,032
 PRINTING AND PUBLISHING (2.96%)
 Valassis Communications, Inc., 9.55%, due 12/01/03 .............        300,000           340,554


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                       PRINCIPAL
                                                                         AMOUNT         VALUE
                                                                       ----------   -------------
 RAILROAD TRANSPORTATION (2.66%)
 Union Pacific Corp., 8.50%, due 1/15/17 ...........................   $293,000     $   305,860
 SECURITY AND COMMODITY BROKERS (1.77%)
 Lehman Brothers Holding, Inc., 8.875%, due 11/01/98 . .............    200,000         204,380
 TRANSPORTATION EQUIPMENT (2.23%)
 Ford Motor Credit Co., 9.50%, due 9/15/11 .........................    200,000         256,470
                                                                                    -----------
Total Corporate Bonds ..............................................                  7,080,045
ASSET BACKED SECURITY (1.29%)
-----------------------------
 Federal Home Loan Mortgage Corp., 10.15%, due 4/15/06 .............    140,724         148,553
MORTGAGE-BACKED SECURITIES (16.10%)
-----------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.35%)
 Pool # 503442, 9.50%, due 7/01/05 .................................     38,895          40,621
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA) (15.75%)
 Pool # 1512, 7.50%, due 12/20/23 ..................................    756,453         778,913
 Pool # 144332, 9.00%, due 7/15/16 .................................     37,078          40,565
 Pool # 194692, 8.00%, due 5/15/17 .................................    307,790         324,623
 Pool # 236070, 10.00%, due 10/15/12 ...............................    590,707         644,426
 Pool # 307097, 9.00%, due 7/15/21 .................................     22,917          24,887
                                                                                    -----------
                                                                                      1,813,414
                                                                                    -----------
Total Mortgage-Backed Securities ...................................                  1,854,035
UNITED STATES TREASURY OBLIGATION (3.81%)
-----------------------------------------
 U.S. Treasury Note, 7.25%, due 8/15/04 ............................    400,000         438,408
SHORT-TERM INVESTMENTS (11.87%)
-------------------------------
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Mortgage Corp., due 2/20/98 .....................    200,000         199,370
 Federal Home Loan Mortgage Corp., due 3/06/98 .....................    475,000         472,594
 Federal National Mortgage Assoc., due 2/18/98 .....................    200,000         199,434
 Federal National Mortgage Assoc., due 3/24/98 .....................    500,000         496,119
                                                                                    -----------
Total Short-Term Investments .......................................                  1,367,517
                                                                                    -----------
Total Investments (98.66%) .........................................                 11,360,518
OTHER ASSETS LESS LIABILITIES (1.34%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities . .........                    154,123
                                                                                    -----------
Total Net Assets (100.00%) .........................................                $11,514,641
                                                                                    ===========

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                                    PRINCIPAL
                                                                      AMOUNT          VALUE
                                                                    ----------   --------------
CORPORATE BONDS (77.96%)
------------------------
 AMUSEMENT AND RECREATION SERVICES (2.67%)
 AMF Group, Inc., 10.875%, due 3/15/06 ..........................   $260,000     $   289,575
 APPAREL AND ACCESSORY STORES (1.43%)
 Genesco, Inc., 10.375%, due 2/01/03 ............................    150,000         155,190
 APPAREL AND OTHER TEXTILE PRODUCTS (2.76%)
 Dan River, Inc., 10.125%, due 12/15/03 .........................    280,000         299,250
 AUTO REPAIR, SERVICES AND PARKING (1.31%)
 Envirotest Systems Corp., 9.625%, due 4/01/03 . ................    150,000         141,375
 BUSINESS SERVICES (2.39%)
 Borg-Warner Corp., 9.125%, due 5/01/03 .........................    250,000         259,375
 COMMUNICATIONS (3.84%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27 .........    350,000         416,364
 DEPOSITORY INSTITUTIONS (3.24%)
 First Bank N.A., 6.25%, due 8/15/05 ............................    350,000         350,991
 ELECTRIC, GAS AND SANITARY SERVICES (21.10%)
 Cleveland Electric Illum., 8.375%, due 12/01/11 ................    600,000         620,202
 Narragansett Electric Co., 9.125%, due 5/01/21 .................    400,000         450,256
 New England Power Co., 8.00%, due 8/01/22 ......................    250,000         275,113
 Niagara Mohawk Power, 7.875%, due 4/01/24 ......................    500,000         509,545
 Waterford 3 Nuclear Power Plant (Entergy Louisiana, Inc.),
  8.09%, due 1/02/17 ............................................    400,000         431,788
                                                                                 -----------
                                                                                   2,286,904
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (3.56%)
 Advanced Micro Devices, Inc., 11.00%, due 8/01/03 ..............    360,000         385,650
 FABRICATED METAL PRODUCTS (1.91%)
 Earle M. Jorgensen, 10.75%, due 3/01/00 ........................    200,000         207,000
 FOOD STORES (2.92%)
 P&C Food Markets, Inc., 11.50%, due 10/15/01 ...................    150,000         137,625
 Penn Traffic Co., 10.25%, due 2/15/02 ..........................    200,000         178,500
                                                                                 -----------
                                                                                     316,125
 GENERAL MERCHANDISE STORES (3.07%)
 Federated Department Stores, Inc., 10.00%, due 2/15/01 .........    300,000         332,847
 HOLDING AND OTHER INVESTMENT OFFICES (3.81%)
 SUSA Partnership, L.P., 8.20%, due 6/01/17 .....................    375,000         413,194

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                                PRINCIPAL
                                                                                  AMOUNT            VALUE
                                                                            -----------------   ------------
 INSURANCE CARRIER (2.59%)
 Torchmark Corp., 8.625%, due 3/01/17 ...................................       $  270,000      $ 280,965
 LUMBER AND WOOD PRODUCTS (5.89%)
 Georgia-Pacific Corp., 9.875%, due 11/01/21 ............................          330,000        377,870
 Pacific Lumber Co., 10.50%, due 3/01/03 ................................          250,000        260,000
                                                                                                ---------
                                                                                                  637,870
 MISCELLANEOUS RETAIL (2.93%)
 Eckerd Corp., 9.25%, due 2/15/04 .......................................          295,000        317,759
 NONDEPOSITORY INSTITUTION (2.72%)
 Macsaver Financial, 7.40%, due 2/15/02 .................................          295,251        295,251
 OIL AND GAS EXTRACTION (1.46%)
 Dawson Production Services, Inc., 9.375%, due 2/01/07 ..................          158,625        158,625
 PAPER AND ALLIED PRODUCTS (2.50%)
 Container Corp. of America, 9.75%, due 4/01/03 .........................          271,250        271,250
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.01%)
 Plastic Specialties & Technologies, Inc., 11.25%, due 12/01/03 .........          109,500        109,500
 STONE, CLAY AND GLASS PRODUCTS (2.52%)
 USG Corp., 9.25%, due 9/15/01 ..........................................          273,445        273,445
 TRANSPORTATION SERVICES (2.33%)
 Preston Corp., 7.00%, due 5/01/11 ......................................          252,450        252,450
                                                                                                ---------
Total Corporate Bonds ...................................................                       8,450,955

                                                                                 SHARES
                                                                                  HELD
                                                                               ----------
COMMON STOCK (0.56%)
--------------------
 TEXTILE MILL PRODUCTS
 Bibb Company (The) .....................................................            7,490 (1)     60,856
PREFERRED STOCKS (6.08%)
------------------------
 DEPOSITORY INSTITUTION (2.69%)
 CFB Capital I, 8.875% Cumulative Capital Securites .....................           11,000        291,500
 HOLDING AND OTHER INVESTMENT OFFICES (3.39%)
 New Plan Realty Trust ..................................................            7,000        367,080
                                                                                                ---------
Total Preferred Stocks ..................................................                         658,580


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT         VALUE
                                                                     ----------   --------------
SHORT-TERM INVESTMENTS (11.22%)
-------------------------------
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Bank, due 3/05/98 .............................   $100,000     $    99,506
 Federal Home Loan Mortgage Corp, due 2/12/98 ....................    475,000         474,148
 Federal Home Loan Mortgage Corp, due 3/05/98 ....................    125,000         124,386
 Federal Home Loan Mortgage Corp, due 3/10/98 ....................    521,000         518,043
                                                                                  -----------
Total Short-Term Investments .....................................                  1,216,083
                                                                                  -----------
Total Investments (95.82%) .......................................                 10,386,474
OTHER ASSETS LESS LIABILITIES (4.18%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities .........                    453,438
                                                                                  -----------
Total Net Assets (100.00%) .......................................                $10,839,912
                                                                                  ===========

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                                       SHARES
                                                                        HELD               VALUE
                                                                 ------------------   ---------------
COMMON STOCKS (33.05%)
----------------------
 ELECTRIC, GAS AND SANITARY SERVICES (10.23%)
 Citizens Utilities Co., Class B .............................          196,568       $  1,867,396
 Midamerican Energy Holdings Co. .............................           50,000          1,034,375
 Montana Power Co. ...........................................           57,600          1,728,000
                                                                                      ------------
                                                                                         4,629,771
 FORESTRY (3.30%)
 Weyerhaeuser Co. ............................................           30,000          1,494,375
 HOLDING AND OTHER INVESTMENT OFFICES (4.79%)
 General Growth Properties, Inc. .............................           59,000          2,168,250
 INSTRUMENTS AND RELATED PRODUCTS (3.52%)
 Pall Corp. ..................................................           80,000          1,595,000
 INSURANCE CARRIERS (3.49%)
 EMC Insurance Group, Inc. ...................................          118,000 (1)      1,578,250
 PAPER AND ALLIED PRODUCTS (3.69%)
 Minnesota Mining and Manufacturing Company ..................           20,000          1,670,000
 PETROLEUM AND COAL PRODUCTS (4.03%)
 Texaco Inc. .................................................           35,000          1,822,188
                                                                                      ------------
Total Common Stocks ..........................................                          14,957,834
OPTION (0.01%)
--------------
 Security Capital Group ......................................            1,730              6,055
PREFERRED STOCKS (26.80%)
-------------------------
 DEPOSITORY INSTITUTIONS (7.50%)
 CFB Capital I, 8.875% Cumulative Capital Securities .........           60,000          1,590,000
 Taylor Capital Group, Inc. ..................................           72,000          1,804,464
                                                                                      ------------
                                                                                         3,394,464
 ELECTRIC, GAS AND SANITARY SERVICES (0.06%)
 Western Gas Resources, Inc ..................................            1,000             25,313
 HOLDING AND OTHER INVESTMENT OFFICES (2.08%)
 Security Capital Industrial .................................           29,000            940,688
 INDUSTRIAL MACHINERY & EQUIPMENT (4.03%)
 Fort James Corporation ......................................           30,000          1,826,250
 MISCELLANEOUS MANUFACTURING INDUSTRIES (3.25%)
 Cyprus Amax Minerals Co. ....................................           30,000          1,470,000


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                        SHARES
                                                                         HELD             VALUE
                                                                   ----------------   -------------
 OIL AND GAS EXTRACTION (3.76%)
 EVI, Inc. .....................................................          40,000      $1,700,000
 WATER TRANSPORTATION (3.85%)
 Sea-Containers, Ltd., Convertible .............................          33,000       1,740,750
 WHOLESALE TRADE -- NONDURABLE GOODS (2.27%)
 Howell Corp. ..................................................          19,800       1,029,600
                                                                                      ----------
Total Preferred Stocks .........................................                      12,127,065

                                                                       PRINCIPAL
                                                                        AMOUNT
                                                                       ---------
CORPORATE BONDS (30.88%)
------------------------
 ELECTRIC, GAS AND SANITARY SERVICES (0.30%)
 National Co-op Services Corp. (Arkansas Electric), 9.48%,
  due 1/01/12 ..................................................      $  128,000         137,088
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.99%)
 California Microwave, Inc., Convertible Sub. Deb., 5.25%,
  due 12/15/03 .................................................       1,500,000       1,352,040
 FOOD AND KINDRED PRODUCTS (0.18%)
 Anheuser Busch Co., 8.50%, due 3/01/17 ........................          77,000          79,823
 GENERAL MERCHANDISE STORES (2.66%)
 DHC Trust -- Series 1996, 8.50%, due 12/01/22 .................       1,650,000       1,203,296
 INSURANCE CARRIERS (0.52%)
 Torchmark Corp., 8.625%, due 3/01/17 ..........................         225,000         234,137
 MISCELLANEOUS MANUFACTURING INDUSTRIES (5.99%)
 Halter Marine Group, Inc., 4.50%, due 9/15/04 .................         625,000         599,219
 Parker Drilling Corp., 5.50%, due 8/01/04 .....................       2,000,000       2,111,960
                                                                                      ----------
                                                                                       2,711,179
 NONDEPOSITORY INSTITUTIONS (3.51%)
 Consumer Portfolio Services, Inc., 3.50%, due 1/27/04 .........       1,600,000       1,588,000
 OIL AND GAS EXTRACTION (8.21%)
 Diamond Offshore Drilling, 3.75%, due 2/15/07 .................       1,700,000       2,149,820
 Offshore Logistics, 6.00%, due 12/10/18 .......................       1,500,000       1,566,840
                                                                                      ----------
                                                                                       3,716,660
 PETROLEUM AND COAL PRODUCTS (6.14%)
 Pride Petroleum Services, Inc., Convertible Sub. Deb., 6.25%,
  due 2/15/06 ..................................................         810,000       1,473,957
 Trizec Hahn Corp., 3.25%, due 12/10/18 ........................       1,800,000       1,302,462
                                                                                      ----------
                                                                                       2,776,419

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                        AMOUNT          VALUE
                                                                     ------------   -------------
 RAIL TRANSPORTATION (0.38%)
 Union Pacific Corp., SFDEB, 8.50%, due 1/15/17 ..................   $ 167,000      $   174,330
                                                                                    -----------
Total Corporate Bonds ............................................                   13,972,972
SHORT-TERM INVESTMENTS (8.82%)
------------------------------
 UNITED STATES GOVERNMENT AGENCIES (6.06%)
 Federal Home Loan Mortgage Corp., due 2/20/98 ...................   1,200,000        1,196,443
 Federal National Mortgage Assoc., due 2/27/98 ...................   1,550,000        1,543,751
                                                                                    -----------
                                                                                      2,740,194
 MONEY MARKET MUTUAL FUND (2.76%)
 Dreyfus Treasury Cash Management, Class A .......................   1,250,000        1,250,000
                                                                                    -----------
Total Short-Term Investments .....................................                    3,990,194
                                                                                    -----------
Total Investments (99.56%) .......................................                   45,054,120
OTHER ASSETS LESS LIABILITIES (0.44%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities .........                      198,308
                                                                                    -----------
Total Net Assets (100.00%) .......................................                  $45,252,428
                                                                                    ===========

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                                  ANNUALIZED
                                                                   YIELD ON
                                                                   PURCHASE     PRINCIPAL
                                                                     DATE         AMOUNT          VALUE
                                                                  -----------   ----------    -------------
SHORT-TERM INVESTMENTS (99.76%)
-------------------------------
 COMMERCIAL PAPER (25.04%)
   NONDEPOSITORY INSTITUTIONS
  American General Finance, 5.57%, due 2/13/98 ...................   5.751 %       $150,000     $  150,000
   Ford Motor Credit Corp., 5.64%, due 3/04/98 ...................   5.508          150,000        150,000
   General Electric Capital Corp., 5.64%, due 4/14/98 ............   5.485          100,000        100,000
   IBM Credit Corp., 5.56%, due 2/25/98 ..........................   5.512          150,000        150,000
   John Deere Capital Corp., 5.53%, due 4/08/98 ..................   5.485          125,000        125,000
   Norwest Financial, Inc., 5.49%, due 3/26/98 ...................   5.486          100,000        100,000
                                                                                                ----------
 Total Commercial Paper ..........................................                                 775,000
 UNITED STATES GOVERNMENT AGENCIES (74.72%)
   Federal Farm Credit Bank., due 2/06/98 ........................   5.542          126,000        125,885
   Federal Farm Credit Bank., due 4/23/98 ........................   5.477          125,000        123,481
   Federal Home Loan Bank, due 2/11/98 ...........................   5.768          175,000        174,696
   Federal Home Loan Mortgage Corp., due 2/10/98 .................   5.747          100,000         99,843
   Federal Home Loan Mortgage Corp., due 2/12/98 .................   5.506          150,000        149,729
   Federal Home Loan Mortgage Corp., due 2/20/98 .................   5.752          100,000         99,686
   Federal Home Loan Mortgage Corp., due 2/23/98 .................   5.759          100,000         99,638
   Federal Home Loan Mortgage Corp., due 2/27/98 .................   5.560          150,000        149,386
   Federal Home Loan Mortgage Corp., due 3/09/98 .................   5.463          150,000        149,174
   Federal Home Loan Mortgage Corp., due 3/10/98 .................   5.474          150,000        149,150
   Federal Home Loan Mortgage Corp., due 3/12/98 .................   5.469          150,000        149,106
   Federal Home Loan Mortgage Corp., due 3/17/98 .................   5.454          100,000         99,332
   Federal Home Loan Mortgage Corp., due 3/19/98 .................   5.459          100,000         99,302
   Federal Home Loan Mortgage Corp., due 3/20/98 .................   5.476          100,000         99,285
   Federal Home Loan Mortgage Corp., due 3/25/98 .................   5.450          100,000         99,215
   Federal Home Loan Mortgage Corp., due 4/02/98 .................   5.450          150,000        148,646
   Federal Home Loan Mortgage Corp., due 4/22/98 .................   5.476          100,000         98,799
   Federal National Mortgage Assoc., due 2/05/98 .................   5.743          100,000         99,921
   Federal National Mortgage Assoc., due 4/17/98 .................   5.472          100,000         98,874
                                                                                                ----------
 Total United States Government Agencies .........................                               2,313,148
                                                                                                ----------
Total Short-Term Investments .....................................                               3,088,148
OTHER ASSETS LESS LIABILITIES (0.24%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities .........                                   7,562
                                                                                                ----------
Total Net Assets (100.00%) .......................................                              $3,095,710
                                                                                                ==========

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 1998
(UNAUDITED)

                                                   SHARES
                                                    HELD          VALUE
                                                 ---------   ---------------
COMMON STOCKS (91.58%)
----------------------
 CHEMICALS AND ALLIED PRODUCTS (17.34%)
 Bristol-Myers Squibb Co. ....................     9,671     $    964,078
 DuPont (EI) de Nemours & Co. ................    12,589          712,852
 Eastman Chemical Co. ........................     6,809          405,561
 Johnson & Johnson ...........................    12,870          861,486
 Merck & Co., Inc. ...........................     8,221          963,912
 Praxair, Inc. ...............................    14,453          598,896
 Procter & Gamble Co. ........................    11,352          889,713
 Union Carbide Corp. . .......................    13,422          588,051
                                                             ------------
                                                                5,984,549
 COMMUNICATIONS (5.74%)
 American Telephone & Telegraph Co. ..........    10,240          641,280
 Bell Atlantic Corp. .........................     7,437          688,387
 CBS Corp. ...................................    21,696          649,524
                                                             ------------
                                                                1,979,191
 DEPOSITORY INSTITUTION (1.66%)
 J. P. Morgan & Co., Inc. ....................     5,655          572,215
 EATING AND DRINKING PLACES (1.83%)
 McDonald's Corp. ............................    13,389          630,957
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (4.25%)
 General Electric Co. ........................    13,004        1,007,810
 Lucent Technologies, Inc. ...................     4,889          432,677
 Raytheon Co. ................................       536           27,403
                                                             ------------
                                                                1,467,890
 FOOD AND KINDRED PRODUCTS (6.82%)
 Coca-Cola Co. (The) .........................    15,557        1,007,316
 PepsiCo, Inc. ...............................    18,640          672,205
 Philip Morris Companies, Inc. ...............    16,217          673,006
                                                             ------------
                                                                2,352,527
 GENERAL MERCHANDISE STORES (4.83%)
 Sears, Roebuck & Co. ........................   105,294          474,167
 Wal-Mart Stores, Inc. .......................    18,298          729,633
 Woolworth (F.W.) Co., Ltd. ..................    21,309          463,471
                                                             ------------
                                                                1,667,271

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                              SHARES
                                                               HELD           VALUE
                                                         ---------------   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT (4.48%)
 Caterpillar, Inc. ...................................          16,909       $ 811,632
 International Business Machines Corp. ...............           7,438         734,038
                                                                             ---------
                                                                             1,545,670
 INSTRUMENTS AND RELATED PRODUCTS (1.47%)
 Eastman Kodak Co. ...................................           7,758         506,210
 INSURANCE CARRIERS (5.11%)
 Allstate Corp. ......................................           8,556         757,206
 American International Group, Inc. ..................           9,133       1,007,484
                                                                             ---------
                                                                             1,764,690
 MOTION PICTURES (2.60%)
 Disney (Walt) Co. ...................................           8,405         895,658
 PAPER AND ALLIED PRODUCTS (3.21%)
 International Paper Co. .............................          11,795         538,884
 Minnesota Mining & Manufacturing Co. ................           6,822         569,637
                                                                             ---------
                                                                             1,108,521
 PETROLEUM AND COAL PRODUCTS (10.44%)
 Amoco Corp. .........................................           6,472         526,659
 Chevron Corp. .......................................           8,300         620,944
 Exxon Corp. .........................................          11,372         674,502
 Mobil Corp. .........................................           9,006         613,534
 Texaco, Inc. ........................................          10,976         571,438
 USX Corp. -- Marathon Group .........................          17,787         596,976
                                                                             ---------
                                                                             3,604,053
 PRIMARY METAL INDUSTRIES (3.06%)
 Aluminum Company of America .........................           8,684         663,241
 Bethlehem Steel Corp. ...............................          39,799 (1)     393,015
                                                                             ---------
                                                                             1,056,256
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (2.37%)
 Goodyear Tire & Rubber Co. ..........................          13,030         816,004
 SECURITY AND COMMODITY BROKERS (6.37%)
 American Express Co. ................................           9,866         825,661
 Lehman Brothers Holding, Inc. .......................          11,554         627,527
 Morgan Stanley, Dean Witter, Discover & Co. .........          12,777         745,857
                                                                             ---------
                                                                             2,199,045

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)


                                                                          SHARES
                                                                           HELD             VALUE
                                                                     ----------------   -------------
 TRANSPORTATION EQUIPMENT (10.00%)
 Allied-Signal, Inc. .............................................          22,217      $   865,074
 Boeing Co. (The) ................................................          12,250          582,641
 Ford Motor Co. ..................................................          14,511          740,061
 General Motors Corp. ............................................           8,406          487,023
 United Technologies Corp. .......................................           9,509          776,172
                                                                                        -----------
                                                                                          3,450,971
                                                                                        -----------
Total Common Stocks ..............................................                       31,601,678

                                                                        PRINCIPAL
                                                                         AMOUNT
                                                                      ------------
SHORT-TERM INVESTMENTS (8.24%)
------------------------------
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Mortgage Corp., due 2/12/98 ...................      $2,450,000        2,445,607
 Federal Home Loan Mortgage Corp., due 3/20/98 ...................         200,000          198,571
 Federal National Mortgage Assoc., due 2/12/98 ...................         200,000          199,636
                                                                                        -----------
Total Short-Term Investments .....................................                        2,843,814
                                                                                        -----------
Total Investments (99.82%) .......................................                       34,445,492
OTHER ASSETS LESS LIABILITIES (0.18%)
-------------------------------------
 Cash, receivables and prepaid expense, less liabilities .........                           63,070
                                                                                        -----------
Total Net Assets (100.00%) .......................................                      $34,508,562
                                                                                        ===========

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998
(UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     FBL Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

     On December 1, 1997, the initial purchases of Institutional shares ("Class I") of the Funds were made by Farm Bureau Life Insurance Company. Prior to the initial Class I share purchases, the Fund issued only one class of shares. These shares, known as Traditional shares ("Class A") also continue to be offered.

     Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates;
(b) investment advisory clients of FBL Investment Advisory Services, Inc. ("FBL"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Farm Bureau Mutual Funds; and (e) such other types of accounts as FBL, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from FBL. Share certificates are not available for Class I or Class A shares.

     Class A shares are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

     The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted above, distribution fees and administrative fees are only allocated

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

against Class A shares. Other class-specific expenses charged to each class during the period ended January 31, 1998, which are included in the corresponding captions of the Statement of Operations, were as follows:

                                       SHAREHOLDER SERVICE
                                      TRANSFER AND DIVIDEND
                                      DISBURSING AGENT FEE     REGISTRATION FEES
                                      ---------------------   --------------------
          PORTFOLIO                    CLASS A     CLASS I     CLASS A     CLASS I
          -------------------------   ---------   ---------   ---------   --------
          Value Growth ............   $96,503      $  400     $14,879       $794
          High Grade Bond .........    14,658         128       1,797        794
          High Yield Bond .........    17,803          96       1,375        794
          Managed .................    61,392         325       7,490        794
          Money Market ............     7,488          64       1,764        423
          Blue Chip ...............    46,174       1,120       7,143        794

     All portfolios, other than the Money Market Portfolio, value their common stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

     The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

     The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

     Dividends and distributions to shareholders are recorded on the record date.

     Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

     At January 31, 1998, the High Grade Bond Portfolio had a net capital loss carryforward of approximately $26,000, which will expire from 2003 through 2005.

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each portfolio and, in part, are subsequently remitted by FBL Investment to retail dealers including FBL Marketing Services, Inc. ("FBL Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) shareholder service, transfer and dividend disbursing agent fees, which are based on

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00, with an annual minimum account maintenance fee of $12,000 for each portfolio in each class; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000. FBL Investment voluntarily waived the minimum fee associated with the shareholder service, transfer and dividend disbursing agent fees for both classes of shares, effective December 1, 1997. There can be no assurance that the Advisor will continue to waive this expense beyond December 31, 1998.

     FBL Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

     During the year ended July 31, 1996, FBL Investment voluntarily reimbursed the Managed Portfolio for losses relating to the sale of a restricted security in the amount of $44,982. The transaction was recorded as a realized capital loss and an offsetting capital contribution from an affiliate.

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., FBL Investment, FBL Marketing and other affiliated entities. At January 31, 1998 Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

  PORTFOLIO                         CLASS A       CLASS I
  ----------------------------   ------------   ----------
  Value Growth ...............           --      154,703
  High Grade Bond ............           --       95,057
  High Yield Bond ............       75,129       94,967
  Managed ....................           --       70,373
  Money Market ...............    1,910,602      500,000
  Blue Chip ..................           --       27,196

     FBL Investment also owned 93,471 shares of Value Growth Portfolio at January 31, 1998.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   CAPITAL SHARE TRANSACTIONS

     Net assets as of January 31, 1998, consisted of:

                                                                              PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                           VALUE        HIGH GRADE     HIGH YIELD                       MONEY          BLUE
                                          GROWTH           BOND           BOND          MANAGED        MARKET          CHIP
                                     ---------------- -------------- -------------- --------------- ------------ ---------------
Capital Stock (5,000,000,000
 shares of $.001 par value
 Capital Stock authorized) .........   $      8,790    $     1,086    $     1,030     $     3,464    $    3,096    $       945
Additional paid-in capital .........    114,864,724     10,992,026     10,435,061      43,578,364     3,092,614     22,541,031
Accumulated undistributed net
 investment income .................        133,892                                       108,996                      (15,056)
Accumulated undistributed net
 realized gain (loss) from
 investment transactions ...........      1,451,790        (26,471)        27,487        (582,997)                       6,594
Net unrealized appreciation
 (depreciation) of investments .....     (1,681,255)       548,000        376,334       2,144,601                   11,975,048
                                       ------------    -----------    -----------     -----------    ----------    -----------
Net Assets .........................   $114,777,941    $11,514,641    $10,839,912     $45,252,428    $3,095,710    $34,508,562
                                       ============    ===========    ===========     ===========    ==========    ===========

     Transactions in Capital Stock for each portfolio were as follows:


PERIOD ENDED JANUARY 31, 1998:
                                       VALUE         HIGH GRADE      HIGH YIELD                       MONEY
                                      GROWTH            BOND            BOND          MANAGED         MARKET       BLUE CHIP
                                 ---------------- --------------- --------------- --------------- ------------- ---------------
Shares sold:
 Class A .......................        365,613          53,605          72,300         328,197       206,946         141,364
 Class I * .....................        417,625         122,459         131,807         202,007       712,655          73,117
Shares issued in reinvestment of
 dividends and/or capital
 gains distribution:
 Class A .......................      1,289,516          17,260          21,862         242,963         9,444           4,356
 Class I * .....................            309              --              --              47            --              --
Shares redeemed:
 Class A .......................       (503,015)        (83,232)        (69,135)       (226,523)     (201,226)        (76,367)
 Class I * .....................         (8,677)           (336)           (538)         (1,100)      (97,825)           (122)
                                   ------------     -----------     -----------    ------------    ----------    ------------
Net Increase ...................      1,561,371         109,756         156,296         545,591       629,994         142,348
                                   ============     ===========     ===========    ============    ==========    ============
Value of shares sold:
 Class A .......................   $  5,626,152     $   563,649     $   758,399    $  4,539,641    $  206,946    $  5,095,524
 Class I * .....................      5,969,070       1,293,033       1,387,659       2,726,228       712,655       2,676,379
Value issued in reinvestment of
 dividends and/or capital
 gains distribution:
 Class A .......................     17,330,950         180,966         229,234       3,237,841         9,444         158,461
 Class I * .....................          4,149              --              --             618            --              --
Value redeemed:
 Class A .......................     (7,205,045)       (876,247)       (727,563)     (3,003,652)     (201,226)     (2,767,414)
 Class I * .....................       (114,280)         (3,564)         (5,650)        (14,309)      (97,825)         (4,360)
                                   ------------     -----------     -----------    ------------    ----------    ------------
Net Increase ...................   $ 21,610,996     $ 1,157,837     $ 1,642,079    $  7,486,367    $  629,994    $  5,158,590
                                   ============     ===========     ===========    ============    ==========    ============

* Period from December 1, 1997, (date Class I operations commenced) through January 31, 1998.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

YEAR ENDED JULY 31, 1997:
                                       VALUE         HIGH GRADE      HIGH YIELD                         MONEY
                                      GROWTH            BOND            BOND           MANAGED          MARKET        BLUE CHIP
                                 ---------------- --------------- --------------- ---------------- --------------- ---------------
Shares sold:
 Class A .......................        960,670         181,281         182,441          743,749          917,859        281,505
Shares issued in reinvestment of
 dividends and/or capital
 gains distribution:
 Class A .......................        844,969          40,462          46,867          269,908           23,674          9,088
Shares redeemed:
 Class A .......................       (471,818)       (143,086)        (90,912)        (156,795)      (1,027,371)       (45,240)
                                   ------------    ------------     -----------     ------------    -------------   ------------
Net Increase (Decrease) ........      1,333,821          78,657         138,396          856,862          (85,838)       245,353
                                   ============    ============     ===========     ============    =============   ============
Value of shares sold:
 Class A .......................   $ 14,626,866    $  1,859,302     $ 1,852,541     $ 10,143,104    $     917,859   $  8,778,631
Value issued in reinvestment of
 dividends and/or capital
 gains distribution:
 Class A .......................     12,429,493         415,160         477,374        3,607,125           23,674        269,828
Value redeemed:
 Class A .......................     (7,219,352)     (1,467,642)       (926,099)      (2,146,602)      (1,027,371)    (1,399,734)
                                   ------------    ------------     -----------     ------------    -------------   ------------
Net Increase (Decrease) ........   $ 19,837,007    $    806,820     $ 1,403,816     $ 11,603,627    $     (85,838)  $  7,648,725
                                   ============    ============     ===========     ============    =============   ============

5.   INVESTMENT TRANSACTIONS

     For the six months ended January 31, 1998, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

   PORTFOLIO                      PURCHASES          SALES
   --------------------------   --------------   --------------

   Value Growth .............   $66,573,407      $74,506,885
   High Grade Bond ..........     1,946,251        1,250,024
   High Yield Bond ..........     1,468,904        1,132,306
   Managed ..................    18,259,824        7,320,771
   Blue Chip ................     4,699,169          489,003

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.   INVESTMENT TRANSACTIONS (CONTINUED)

     At January 31, 1998, net unrealized appreciation of investments by portfolio was composed of the following:

                                    GROSS UNREALIZED                 NET UNREALIZED
                            -------------------------------    APPRECIATION (DEPRECIATION)
PORTFOLIO                    APPRECIATION     DEPRECIATION           OF INVESTMENTS
-------------------------   --------------   --------------   ----------------------------
Value Growth ............   $3,294,586         $4,975,841             $ (1,681,255)
High Grade Bond .........      557,735              9,735                  548,000
High Yield Bond .........      497,479            121,145                  376,334
Managed .................    3,347,795          1,203,194                2,144,601
Blue Chip ...............   12,040,138             65,090               11,975,048

6.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                                              HIGH GRADE                    HIGH YIELD                       MONEY
                                                 BOND                          BOND                         MARKET
                                      ---------------------------   ---------------------------   ---------------------------
PAYABLE DATE                             CLASS A        CLASS I        CLASS A        CLASS I        CLASS A        CLASS I
-----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
August 29, 1997 ...................    $  0.0509                     $  0.0549                     $  0.0033
September 30, 1997 ................       0.0520                        0.0557                        0.0034
October 30, 1997 ..................       0.0473                        0.0573                        0.0033
November 26, 1997 .................       0.0420                        0.0455                        0.0024
December 31, 1997 .................       0.0618      $  0.0589         0.0644      $  0.0618         0.0034      $  0.0036
January 30, 1998 ..................       0.0447         0.0501         0.0533         0.0604         0.0029         0.0037
                                       ---------      ---------      ---------      ---------      ---------      ---------
Total Dividends Per Share .........    $  0.2987      $  0.1090      $  0.3311      $  0.1222      $  0.0187      $  0.0073
                                       =========      =========      =========      =========      =========      =========

     In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended January 31, 1998, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                  DIVIDEND AMOUNT          PERCENT
                                                                     PER SHARE          QUALIFYING FOR
                        DECLARATION     RECORD     PAYABLE   -------------------------   DEDUCTION BY
PORTFOLIO                   DATE         DATE        DATE       CLASS A      CLASS I     CORPORATIONS
---------------------- ------------- ----------- ----------- ------------ ------------ ---------------
Value Growth .........   12/30/97    12/30/9 7   12/30/9 7    $  0.1670    $  0.1770          49%
Managed ..............   10/29/97    10/31/9 7   11/07/9 7       0.1225           --          44%
Managed ..............   12/30/97    12/30/9 7   12/30/9 7       0.0850       0.0911          49%
Blue Chip ............   12/30/97    12/30/9 7   12/30/9 7       0.1565       0.1775          77%


FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

CAPITAL GAINS DISTRIBUTIONS:


                                                                        DIVIDEND
                             DECLARATION      RECORD       PAYABLE       AMOUNT
PORTFOLIO                        DATE          DATE         DATE        PER SHARE
-------------------------   -------------   ----------   ----------   ------------
Value Growth ............     12/30/97      12/30/97     12/30/97      $  2.2575
High Yield Bond .........     12/30/97      12/30/97     12/30/97         0.0725
Managed .................     12/30/97      12/30/97     12/30/97         0.9000
Blue Chip ...............     12/30/97      12/30/97     12/30/97         0.0250


     The capital gains distributions related to the Value Growth, High Yield Bond and Managed Portfolios include net short-term realized gains of $4,014,649 ($0.5375 per share), $27,957 ($0.0281 per share) and $806,491 ($0.2525 per share), respectively, that are taxable to shareholders as ordinary income dividends.

                 (This page has been left blank intentionally.)

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 1998 (UNAUDITED) AND
YEARS ENDED JULY 31, 1997, 1996, 1995, 1994, AND 1993



                                 INCOME FROM INVESTMENT OPERATIONS
                              ---------------------------------------
                                            NET REALIZED
                                                AND
                   NET ASSET                 UNREALIZED      TOTAL
                    VALUE AT       NET          GAIN         FROM
                   BEGINNING   INVESTMENT    (LOSS) ON    INVESTMENT
                   OF PERIOD     INCOME     INVESTMENTS   OPERATIONS
                  ----------- ------------ ------------- ------------
VALUE GROWTH PORTFOLIO
 Class A:
   1998 .........  $  15.63     $  0.10       $ (0.24)     $ (0.14)
   1997 .........     14.68        0.18          2.89         3.07
   1996 .........     13.04        0.27          2.10         2.37
   1995 .........     13.07        0.43          0.65         1.08
   1994 .........     15.13        0.60         (0.49)        0.11
   1993 .........     12.48        0.51          2.75         3.26
 Class I: (6)
   1998 .........  $  14.05     $  0.17       $  1.26      $  1.43
HIGH GRADE BOND PORTFOLIO
 Class A:
   1998 .........  $  10.50     $  0.30       $  0.10      $  0.40
   1997 .........     10.16        0.60          0.34         0.94
   1996 .........     10.26        0.64         (0.10)        0.54
   1995 .........     10.13        0.63          0.16         0.79
   1994 .........     10.69        0.64         (0.40)        0.24
   1993 .........     10.68        0.70          0.13         0.83
 Class I: (6)
   1998 .........  $  10.53     $  0.11       $  0.07      $  0.18
HIGH YIELD BOND PORTFOLIO
 Class A:
   1998 .........  $  10.48     $  0.33       $  0.11      $  0.44
   1997 .........      9.99        0.70          0.61         1.31
   1996 .........     10.03        0.75         (0.01)        0.74
   1995 .........     10.00        0.78          0.13         0.91
   1994 .........     10.76        0.81         (0.60)        0.21
   1993 .........     10.47        0.83          0.46         1.29
 Class I: (6)
   1998 .........  $  10.52     $  0.12       $  0.07      $  0.19


                             [WIDE TABLE CONTINUED]

                                                 LESS DISTRIBUTIONS
                  --------------------------------------------------------------------------------
                    DIVIDENDS
                    FROM NET    DISTRIBUTIONS   DISTRIBUTIONS      DISTRIBUTIONS
                   INVESTMENT    IN EXCESS OF        FROM          IN EXCESS OF          TOTAL
                     INCOME       NET INCOME    CAPITAL GAINS   NET REALIZED GAINS   DISTRIBUTIONS
                  ------------ --------------- --------------- -------------------- --------------
VALUE GROWTH
PORTFOLIO
 Class A:
   1998 .........   $ (0.17)         $ --          $ (2.26)          $     --          $ (2.43)
   1997 .........     (0.18)           --            (1.94)                --            (2.12)
   1996 .........     (0.46)           --            (0.27)                --            (0.73)
   1995 .........     (0.39)           --            (0.72)                --            (1.11)
   1994 .........     (0.60)           --            (1.57)                --            (2.17)
   1993 .........     (0.48)           --            (0.13)                --            (0.61)
 Class I: (6)
   1998 .........   $ (0.18)         $ --          $ (2.26)          $     --          $ (2.44)
HIGH GRADE BOND
PORTFOLIO
 Class A:
   1998 .........   $ (0.30)         $ --          $    --           $     --          $ (0.30)
   1997 .........     (0.60)           --               --                 --            (0.60)
   1996 .........     (0.64)           --               --                 --            (0.64)
   1995 .........     (0.63)           --               --              (0.03)           (0.66)
   1994 .........     (0.64)           --            (0.16)                --            (0.80)
   1993 .........     (0.70)           --            (0.12)                --            (0.82)
 Class I: (6)
   1998 .........   $ (0.11)         $ --          $    --           $     --          $ (0.11)
HIGH YIELD BOND
PORTFOLIO
 Class A:
   1998 .........   $ (0.33)         $ --          $ (0.07)          $     --          $ (0.40)
   1997 .........     (0.70)           --            (0.12)                --            (0.82)
   1996 .........     (0.75)           --            (0.03)                --            (0.78)
   1995 .........     (0.78)           --            (0.09)             (0.01)           (0.88)
   1994 .........     (0.81)           --            (0.16)                --            (0.97)
   1993 .........     (0.83)           --            (0.17)                --            (1.00)
 Class I: (6)
   1998 .........   $ (0.12)         $ --          $ (0.07)          $     --          $ (0.19)


                             [WIDE TABLE CONTINUED]

                                         TOTAL
                                      INVESTMENT
          CAPITAL      NET ASSET     RETURN BASED
       CONTRIBUTION     VALUE AT         ON
      FROM AFFILIATE      END         NET ASSET
       (SEE NOTE 3)    OF PERIOD      VALUE (1)
     ---------------- ----------- ----------------


           $ --        $  13.06         (2.65)%(4)
             --           15.63         21.83%
             --           14.68         18.41%
             --           13.04          9.36%
             --           13.07          0.34%
             --           15.13         27.25%

           $ --        $  13.04        (24.78)%(4)


           $ --        $  10.60          7.87%(4)
             --           10.50          9.56%
             --           10.16          5.37%
             --           10.26          8.23%
             --           10.13          1.77%
             --           10.69          8.10%

           $ --        $  10.60         10.67%(4)


           $ --        $  10.52          7.37%(4)
             --           10.48         13.29%
             --            9.99          7.67%
             --           10.03          9.71%
             --           10.00          1.88%
             --           10.76         12.95%

           $ --        $  10.52         11.74%(4)


                             [WIDE TABLE CONTINUED]

                                   RATIOS/SUPPLEMENTAL DATA
     ------------------------------------------------------------------------------------
                           RATIO OF       RATIO OF NET
       NET ASSETS AT   NET EXPENSES TO     INCOME TO      PORTFOLIO         AVERAGE
       END OF PERIOD       AVERAGE          AVERAGE        TURNOVER        COMMISSION
      (IN THOUSANDS)      NET ASSETS       NET ASSETS        RATE      RATE PER SHARE (3)
     ---------------- ----------------- --------------- ------------- -------------------


         $109,439            1.61%(4)         1.36%(4)        84%(4)       $  0.0521
          112,985            1.65%            1.18%           77%             0.0520
           86,534            1.62%            1.87%           92%             0.0529
           70,947            1.62%            3.43%           85%                 --
           64,315            1.60%            4.05%           93%                 --
           51,732            1.61%            3.80%           92%                 --

         $  5,339            0.71%(4)         1.94%(4)        84%(4)       $  0.0521


         $ 10,220            1.73%(4)         5.67%(4)        13%(4)       $      --
           10,250            1.82%            5.85%           30%                 --
            9,122            1.85%            6.19%           34%                 --
            8,345            1.99%            6.29%           18%                 --
            7,596            1.90%            6.12%           42%                 --
            8,047            1.79%            6.59%           54%                 --

         $  1,295            1.03%(4)         5.88%(4)        13%(4)       $      --


         $  9,459            1.97%(4)         6.28%(4)        14%(4)       $      --
            9,156            2.00%            6.82%           45%                 --
            7,349            2.00%            7.44%           30%                 --
            6,691            2.00%            7.83%           23%                 --
            6,425            2.00%            7.68%           26%                 --
            5,758            2.00%            7.84%           56%                 --

         $  1,381            1.14%(4)         6.67%(4)        14%(4)       $      --

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
PERIOD ENDED JANUARY 31, 1998 (UNAUDITED) AND
YEARS ENDED JULY 31, 1997, 1996, 1995, 1994, AND 1993

                                 INCOME FROM INVESTMENT OPERATIONS
                              ---------------------------------------
                                            NET REALIZED
                                                AND
                   NET ASSET                 UNREALIZED      TOTAL
                    VALUE AT       NET          GAIN         FROM
                   BEGINNING   INVESTMENT    (LOSS) ON    INVESTMENT
                   OF PERIOD     INCOME     INVESTMENTS   OPERATIONS
                  ----------- ------------ ------------- ------------
MANAGED PORTFOLIO
 Class A:
   1998 .........  $  14.05     $  0.44       $ (0.31)     $  0.13
   1997 .........     13.33        0.48          1.91         2.39
   1996 .........     11.85        0.46          1.54         2.00
   1995 .........     11.62        0.56          0.47         1.03
   1994 .........     12.51        0.55         (0.62)       (0.07)
   1993 .........     10.77        0.54          1.87         2.41
 Class I: (6)
   1998 .........  $  14.21     $  0.16       $ (0.31)     $ (0.15)
MONEY MARKET PORTFOLIO
 Class A:
   1998 .........  $   1.00     $  0.02       $    --      $  0.02
   1997 .........      1.00        0.03            --         0.03
   1996 .........      1.00        0.04            --         0.04
   1995 .........      1.00        0.04            --         0.04
   1994 .........      1.00        0.02            --         0.02
   1993 .........      1.00        0.01            --         0.01
 Class I: (6)
   1998 .........  $   1.00     $  0.01       $    --      $  0.01
BLUE CHIP PORTFOLIO
 Class A:
   1998 .........  $  37.20     $  0.07       $ (0.58)     $ (0.51)
   1997 .........     26.26        0.16         11.22        11.38
   1996 .........     22.85        0.17          3.43         3.60
   1995 .........     18.75        0.19          4.05         4.24
   1994 .........     17.69        0.14          1.06         1.20
   1993 .........     16.78        0.13          0.90         1.03
 Class I: (6)
   1998 .........  $  36.77     $  0.01       $ (0.05)     $ (0.04)


                             [WIDE TABLE CONTINUED]

                                                 LESS DISTRIBUTIONS
                  --------------------------------------------------------------------------------
                    DIVIDENDS
                    FROM NET    DISTRIBUTIONS   DISTRIBUTIONS      DISTRIBUTIONS
                   INVESTMENT    IN EXCESS OF        FROM          IN EXCESS OF          TOTAL
                     INCOME       NET INCOME    CAPITAL GAINS   NET REALIZED GAINS   DISTRIBUTIONS
                  ------------ --------------- --------------- -------------------- --------------
MANAGED PORTFOLIO
 Class A:
   1998 .........   $ (0.21)       $    --         $ (0.72)          $ (0.18)          $ (1.11)
   1997 .........     (0.46)            --           (1.21)               --             (1.67)
   1996 .........     (0.45)            --           (0.10)               --             (0.55)
   1995 .........     (0.56)            --           (0.14)            (0.10)            (0.80)
   1994 .........     (0.50)            --           (0.32)               --             (0.82)
   1993 .........     (0.52)            --           (0.15)               --             (0.67)
 Class I: (6)
   1998 .........   $ (0.09)       $    --         $ (0.72)          $ (0.18)          $ (0.99)
MONEY MARKET
PORTFOLIO
 Class A:
   1998 .........   $ (0.02)       $    --         $    --           $    --           $ (0.02)
   1997 .........     (0.03)            --              --                --             (0.03)
   1996 .........     (0.04)            --              --                --             (0.04)
   1995 .........     (0.04)            --              --                --             (0.04)
   1994 .........     (0.02)            --              --                --             (0.02)
   1993 .........     (0.01)            --              --                --             (0.01)
 Class I: (6)
   1998 .........   $ (0.01)       $    --         $    --           $    --           $ (0.01)
BLUE CHIP
PORTFOLIO
 Class A:
   1998 .........   $ (0.14)       $ (0.01)        $ (0.03)          $    --           $ (0.18)
   1997 .........     (0.14)            --           (0.30)               --             (0.44)
   1996 .........     (0.19)            --              --                --             (0.19)
   1995 .........     (0.14)            --              --                --             (0.14)
   1994 .........     (0.14)            --              --                --             (0.14)
   1993 .........     (0.12)            --              --                --             (0.12)
 Class I: (6)
   1998 .........   $ (0.04)       $ (0.13)        $ (0.03)          $    --           $ (0.20)


                             [WIDE TABLE CONTINUED]

                                         TOTAL
                                      INVESTMENT
          CAPITAL      NET ASSET     RETURN BASED
       CONTRIBUTION     VALUE AT          ON
      FROM AFFILIATE      END          NET ASSET
       (SEE NOTE 3)    OF PERIOD       VALUE (1)
     ---------------- ----------- ------------------


         $    --       $  13.07           1.69%(4)
              --          14.05          17.88%
             0.03         13.33          17.30%(2)
              --          11.85           9.40%
              --          11.62          (0.61)%
              --          12.51          23.02%

         $    --       $  13.07          (6.40)%(4)


         $    --       $   1.00           3.99%(4)
              --           1.00           3.51%
              --           1.00           3.64%
              --           1.00           3.60%
              --           1.00           1.47%
              --           1.00           1.33%

         $    --       $   1.00           4.49%(4)


         $    --       $  36.51          (2.71)%(4)
              --          37.20          43.77%
              --          26.26          15.83%
              --          22.85          22.77%
              --          18.75           6.75%
              --          17.69           6.21%

         $    --       $  36.53          (0.60)%(4)


                             [WIDE TABLE CONTINUED]

                                   RATIOS/SUPPLEMENTAL DATA
     -------------------------------------------------------------------------------------
                           RATIO OF       RATIO OF NET
       NET ASSETS AT   NET EXPENSES TO      INCOME TO      PORTFOLIO         AVERAGE
       END OF PERIOD       AVERAGE           AVERAGE        TURNOVER        COMMISSION
      (IN THOUSANDS)    NET ASSETS (4)   NET ASSETS (4)     RATE (4)    RATE PER SHARE (3)
     ---------------- ----------------- ---------------- ------------- -------------------


          $42,628            1.84%(4)         3.44%(4)         21%(4)       $  0.0591
           40,994            1.95%            3.48%            74%             0.0449
           27,470            1.91%            3.47%            81%             0.0549
           21,105            1.94%            4.86%            69%                 --
           19,100            1.96%            4.42%            29%                 --
            8,257            1.96%            4.54%            52%                 --

          $ 2,626            1.37%(4)         5.55%(4)         21%(4)       $  0.0591


          $ 2,481            1.80%(4)         3.77%(4)          0%(4)       $      --
            2,466            2.00%            3.46%             0%                 --
            2,552            2.00%            3.58%             0%                 --
            2,439            2.00%            3.51%             0%                 --
            2,627            1.93%            1.45%             0%                 --
            2,555            1.94%            1.33%             0%                 --

          $   615            1.12%(4)         4.34%(4)          0%(4)       $      --


          $31,842            1.51%(4)         0.54%(4)          2%(4)       $  0.0514
           29,863            1.74%            0.49%             0%             0.0559
           14,641            1.79%            0.66%             3%             0.0748
            9,657            1.78%            0.92%             1%                 --
            6,745            1.83%            0.75%             1%                 --
            5,415            1.90%            0.73%             0%                 --

          $ 2,666            1.41%(4)         0.54%(4)          2%(4)       $  0.0514


FBL SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS


     (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

     (2) The total investment return includes the effect of the capital contribution of $0.02 per share. The return without the capital contribution would have been 17.13%.

     (3) Average commission rate per share disclosure is not required for fiscal years prior to July 31, 1996.

     (4)  Computed on an annualized basis.

     (5) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income and the ratios of expenses to average net assets as shown:

                                             PER SHARE       RATIO OF EXPENSES
                                          NET INVESTMENT      TO AVERAGE NET        AMOUNT
                                 YEAR         INCOME              ASSETS          REIMBURSED
                                ------   ----------------   ------------------   -----------
      HIGH YIELD PORTFOLIO
       Class A                  1997         $  0.69                2.10%          $ 8,681
                                1996            0.73                2.22%           15,361
                                1995            0.75                2.29%           18,810
                                1994            0.79                2.17%           10,754
                                1993            0.82                2.05%            3,147
      MONEY MARKET PORTFOLIO
       Class A                  1998         $  0.02                2.14%          $ 4,281
                                1997            0.03                2.28%            7,255
                                1996            0.03                2.43%           10,718
                                1995            0.03                2.20%            4,948
      MANAGED PORTFOLIO
       Class A                  1993         $  0.53                2.02%          $ 3,497

     (6) Period from December 1, 1997, (date Class I operations commenced) through January 31, 1998.